Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues	The tables below show the Company’s disaggregated revenue for the periods presented:

	Year Ended December 31,
	2021	2020	2019
Subscription revenues	$1,034,356	$877,659	$805,518
Re-occurring revenues	453,242	111,929	—
Transactional and other revenues	393,247	287,560	169,265
Total revenues, gross	1,880,845	1,277,148	974,783
Deferred revenues adjustment(1)	(3,951)	(23,101)	(438)
Total revenues, net	$1,876,894	$1,254,047	$974,345

(1) Reflects the deferred revenues adjustment made as a result of purchase accounting prior to the adoption of FASB ASU No. 2021-08, "Accounting for Contract Assets and Contract Liabilities from Contracts with Customers". In the fourth quarter of 2021, Clarivate adopted ASU No. 2021-08 which allows an acquirer to account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. This guidance was applied retrospectively to all business combinations for which the acquisition date occurs during or subsequent to the fiscal year 2021.

The following table summarizes revenue by reportable segment for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Academia and Government	$489,409	$384,677	$380,302
Life Sciences and Healthcare	413,215	352,088	167,240
Intellectual Property	974,270	517,282	426,803
Total Revenues	$1,876,894	$1,254,047	$974,345

Schedule of contract balances

	Accounts receivable, net	Current portion of deferred revenues	Non-current portion of deferred revenues
Opening (1/1/2021)	$737,733	$707,318	$41,399
Closing (12/31/2021)	906,428	1,030,399	54,250
(Increase)/decrease	$(168,695)	$(323,081)	$(12,851)

Opening (1/1/2020)	$333,858	$407,325	$19,723
Closing (12/31/2020)	737,733	707,318	41,399
(Increase)/decrease	$(403,875)	$(299,993)	$(21,676)

Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (12/31/2019)	333,858	407,325	19,723
(Increase)/decrease	$(2,563)	$(16,223)	$(2,611)